Segment Information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Summary of Net Sales by Segment and Geographical Area
The table below sets forth net sales for the six months ended June 30, 2023 and June 30, 2022:

(€ million)		Europe	United States	Other countries	June 30, 2023	Europe	United States	Other countries	June 30, 2022 (a)
Biopharma		4,194	7,366	5,907	17,467	3,986	6,917	6,244	17,147
Specialty Care		1,621	5,622	1,448	8,691	1,535	4,829	1,278	7,642
of which	Dupixent®	587	3,682	609	4,878	450	2,653	474	3,577
	Aubagio®	249	348	38	635	269	689	59	1,017
	Cerezyme®	120	94	163	377	126	94	147	367
	Myozyme/Lumizyme®	181	135	120	436	206	163	118	487
	Fabrazyme®	122	251	123	496	116	221	121	458
	Jevtana®	8	128	40	176	19	142	42	203
	Alprolix®	—	215	45	260	—	198	39	237
	Eloctate®	—	183	65	248	—	232	59	291
General Medicines		2,003	1,087	3,296	6,386	2,130	1,410	3,767	7,307
Core Assets		1,011	762	1,409	3,182	978	773	1,454	3,205
of which	Lovenox®	329	5	273	607	353	7	354	714
	Toujeo®	221	118	241	580	211	128	202	541
	Plavix®	48	4	424	476	52	5	451	508
Non-Core Assets		728	322	1,874	2,924	858	624	2,304	3,786
of which	Lantus®	191	180	429	800	223	425	623	1,271
	Other non-core assets	497	139	1,274	1,910	593	196	1,481	2,270
Industrial sales		264	3	13	280	294	13	9	316
Vaccines		570	657	1,163	2,390	321	678	1,199	2,198
of which	Polio/Pertussis/ Hib Vaccines	148	200	806	1,154	161	224	817	1,202
	Influenza Vaccines	37	19	106	162	37	12	132	181
Consumer Healthcare		840	622	1,258	2,720	781	645	1,217	2,643
of which	Allergy	49	246	151	446	37	249	148	434
	Pain Care	254	89	216	559	261	103	218	582
	Digestive Wellness	285	69	460	814	252	62	412	726
Total net sales		5,034	7,988	7,165	20,187	4,767	7,562	7,461	19,790
(a) 2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.

Schedule of Segment Results
Segment results are shown in the table below:

	June 30, 2023 (6 months)
(€ million)	Biopharma	Consumer Healthcare	Other (a)	Total
Net sales	17,467	2,720	—	20,187
Other revenues	1,331	27	—	1,358
Cost of sales	(5,388)	(949)	(5)	(6,342)
Research and development expenses	(3,082)	(111)	—	(3,193)
Selling and general expenses	(4,248)	(936)	2	(5,182)
Other operating income and expenses	(897)	100	(8)	(805)
Share of profit/(loss) from investments accounted for using the equity method	48	7	—	55
Net income attributable to non-controlling interests	(11)	(8)	—	(19)
Business operating income	5,220	850	(11)	6,059
(a)     The “Other” column reconciles segmental results to the total per the consolidated financial statements.
.

	June 30, 2022 (6 months) (a)
(€ million)	Biopharma	Consumer Healthcare	Other (b)	Total
Net sales	17,147	2,643	—	19,790
Other revenues	975	30	—	1,005
Cost of sales	(5,211)	(925)	9	(6,127)
Research and development expenses	(3,062)	(90)	5	(3,147)
Selling and general expenses	(4,081)	(881)	9	(4,953)
Other operating income and expenses	(884)	114	(18)	(788)
Share of profit/(loss) from investments accounted for using the equity method	47	8	—	55
Net income attributable to non-controlling interests	(8)	(9)	—	(17)
Business operating income	4,923	890	5	5,818
(a) 2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.
(b)    The “Other” column reconciles segmental results to the total per the consolidated financial statements.

	December 31, 2022 (12 months) (a)
(€ million)	Biopharma	Consumer Healthcare	Other (b)	Total
Net sales	37,812	5,185	—	42,997
Other revenues	2,330	62	—	2,392
Cost of sales	(11,793)	(1,903)	4	(13,692)
Research and development expenses	(6,503)	(205)	2	(6,706)
Selling and general expenses	(8,736)	(1,761)	5	(10,492)
Other operating income and expenses	(1,679)	148	17	(1,514)
Share of profit/(loss) from investments accounted for using the equity method	76	12	—	88
Net income attributable to non-controlling interests	(17)	(16)	—	(33)
Business operating income	11,490	1,522	28	13,040
(a) 2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.
(b)    The “Other” column reconciles segmental results to the total per the consolidated financial statements.

Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method
The table below, presented in compliance with IFRS 8, shows a reconciliation between “Business operating income” and Income before tax and investments accounted for using the equity method:

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Business operating income	6,059	5,818	13,040
Share of profit/(loss) from investments accounted for using the equity method	(55)	(55)	(88)
Net income attributable to non-controlling interests	19	17	33
Amortization and impairment of intangible assets (a)	(1,050)	(997)	(1,599)
Fair value remeasurement of contingent consideration	(26)	(17)	27
Expense arising from the impact of acquisitions on inventories (b)	(5)	(3)	(3)
Restructuring costs and similar items	(547)	(792)	(1,336)
Other gains and losses, and litigation	(73)	(142)	(370)
Income from out-licensing (c)	—	—	952
Operating income	4,322	3,829	10,656
Financial expenses	(370)	(189)	(440)
Financial income	286	34	206
Income before tax and investments accounted for using the equity method	4,238	3,674	10,422
(a)For the year ended December 31, 2022, this line includes a reversal of €2,154 million on Eloctate® franchise products following the FDA approval of ALTUVIIIOTM on February 22, 2023, partly offset by an impairment of €1,586 million relating to SAR444245 (non-alpha interleukin-2).
(b)This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
(c)For the year ended December 31, 2022, this line includes an upfront payment of $900 million and a regulatory milestone payment of $100 million related to the out-licensing of Libtayo® following the restructuring of the Immuno-Oncology Collaboration and License Agreement with Regeneron (see Note C.1. to the consolidated financial statements for the year ended December 31, 2022).

Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	June 30, 2023 (6 months)
(€ million)	Biopharma	Consumer Healthcare	Total
Investments accounted for using the equity method	231	10	241
Acquisitions of property, plant and equipment	751	31	782
Acquisitions of other intangible assets	132	16	148

	June 30, 2022 (6 months) (a)
(€ million)	Biopharma	Consumer Healthcare	Total
Investments accounted for using the equity method	253	42	295
Acquisitions of property, plant and equipment	664	29	693
Acquisitions of other intangible assets	274	7	281
(a) 2022 figures have been adjusted to take account of the two new operating segments, Biopharma and Consumer Healthcare, effective from January 1, 2023.

	December 31, 2022 (12 months) (a)
(€ million)	Biopharma	Consumer Healthcare	Total
Investments accounted for using the equity method	248	37	285
Acquisitions of property, plant and equipment	1,529	77	1,606
Acquisitions of other intangible assets	574	21	595

Summary of Geographical Information on Net Sales and Non-Current Assets
In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	June 30, 2023 (6 months)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	20,187	5,034	1,174	8,264	7,988	6,889
Non-current assets:
•property, plant and equipment	9,804	5,462	2,921	3,268	2,364	1,074
•goodwill	49,243	—	—	—	—	—
•other intangible assets	24,590	5,961	—	17,598	—	1,031

	June 30, 2022 (6 months)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	19,790	4,767	1,105	7,875	7,562	7,148
Non-current assets:
•property, plant and equipment	9,767	5,391	2,935	3,246	2,414	1,130
•goodwill	50,555	—	—	—	—	—
•other intangible assets	21,978	6,467	—	14,505	—	1,006

	December 31, 2022 (12 months)
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	42,997	9,999	2,296	18,984	18,275	14,014
Non-current assets:
•property, plant and equipment	9,869	5,365	2,875	3,284	2,457	1,220
•goodwill	49,892	—	—	—	—	—
•other intangible assets	21,640	6,257	—	14,178	—	1,205